Simplify Enhanced Income ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 99.6%
U.S. Treasury Bill, 5.40%, 10/3/2023(a) ............................................ $ 5,000,000 $ 4,999,272
U.S. Treasury Bill, 5.47%, 12/19/2023(a) ........................................... 35,000,000 34,598,273
U.S. Treasury Bill, 5.43%, 12/21/2023(a) ........................................... 50,350,000 49,756,569
U.S. Treasury Bill, 5.54%, 3/28/2024(a) ............................................ 9,250,000 9,007,103
Total U.S. Treasury Bills (Cost $98,347,442) ...................................................... 98,361,217
Total Investments – 99.6%
(Cost $98,347,442) .......................................................................... $ 98,361,217
Other Assets in Excess of Liabilities – 0.4% ......................................................... 431,858
Net Assets – 100.0% .......................................................................... $ 98,793,075
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 99.6%
Total Investments ................................................................................ 99.6%
Other Assets in Excess of Liabilities .................................................................. 0.4%
Net Assets ..................................................................................... 100.0%